Inventories (Tables)	9 Months Ended
Jun. 30, 2026
Disclosure Of Inventories [Abstract]
Summary of Inventories

	June 30, 2026	September 30, 2025
Raw materials	79,852	71,951
Work in progress	79,321	64,525
Finished goods	684,169	567,941
Inventories	843,342	704,417